Retirement Benefit Schemes - Schedule of Defined Benefit Amounts Recognised in Balance Sheets (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	£ (12,423)	£ (13,025)
Unrecognised funded scheme surpluses	(20)	(23)	£ (18)	£ (11)
Net defined benefit liability	(518)	(698)
Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,317)	(11,868)
Fair value of funded scheme assets	11,925	12,350
Surplus (deficit) in plan	608	482
Unrecognised funded scheme surpluses	(20)	(23)
Surplus Deficit In Plan Net Unrecognised Funded	588	459
Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(1,106)	(1,157)
Net defined benefit liability	(518)	(698)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,562)	(12,077)
Unrecognised funded scheme surpluses	(20)	(23)	£ (18)	£ (11)
Net defined benefit liability	165	57
Pension Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(11,031)	(11,542)
Fair value of funded scheme assets	11,747	12,157
Surplus (deficit) in plan	716	615
Unrecognised funded scheme surpluses	(20)	(23)
Surplus Deficit In Plan Net Unrecognised Funded	696	592
Pension Schemes | Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(531)	(535)
Net defined benefit liability	165	57
Healthcare Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(861)	(948)
Net defined benefit liability	(683)	(755)
Healthcare Schemes | Funded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of funded scheme liabilities	(286)	(326)
Fair value of funded scheme assets	178	193
Surplus (deficit) in plan	(108)	(133)
Surplus Deficit In Plan Net Unrecognised Funded	(108)	(133)
Healthcare Schemes | Unfunded Defined Benefit Obligation
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Present value of unfunded scheme liabilities	(575)	(622)
Net defined benefit liability	£ (683)	£ (755)